Fair Value Measurements and Disclosures - Summary of Changes in Fair Value of Level 3 Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Level 3 | Contingent Liabilities from Acquisitions
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,104	$ 276
Contingent considerations and compensation at acquisition date	400	4,820
Settlement		(426)
Contingent compensation recognized	1,273
Change in fair value included in the determination of net loss	(2,121)	434
Earned contingent consideration settled	(531)
Cash contingent compensation earned and subsequently settled	(1,567)
Unearned contingent compensation reversal	(979)
Ending balance	1,579	5,104
Level 3 | Liability Classified Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	1,021	330
Liability classified warrants at issuance date	436
Change in fair value included in the determination of net loss	(115)	691
Extinguishment and/or settlement upon conversion	(1,160)
Ending balance	182	1,021
Level 3 | Embedded Redemption Features on Convertible Notes
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	4,228	10,805
Derivative liabilities at issuance date		5,972
Change in fair value included in the determination of net loss	(2,097)	(12,549)
Extinguishment and/or settlement upon conversion	(2,131)
Ending balance		4,228
Level 3 | Embedded Redemption Features on Promissory Note
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	28,058	19,607
Change in fair value included in the determination of net loss	3,923	8,451
Extinguishment and/or settlement upon conversion	(31,981)
Ending balance		28,058
Level 3 | Embedded Redemption Features on 8090 FV Note
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	2,400
Derivative liabilities at issuance date		2,400
Change in fair value included in the determination of net loss	1,264
Extinguishment and/or settlement upon conversion	$ (3,664)
Ending balance		$ 2,400